Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events

NOTE 9 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the condensed consolidated financial statements were issued. Based upon this review the Company did not identify any other subsequent events that would have required adjustment or disclosure in the condensed consolidated financial statements.

On July 10, 2023 and August 10, 2023, pursuant to the approval of the Extension Amendment Proposal, the Company deposited $300,000 in the Trust Account each month. On September 8, 2023 and October 10, 2023, the Sponsor deposited $300,000 in the Trust Account. See Note 1 for further details.

On August 7, 2023 and September 8, 2023, a previous target of a potential business combination paid the Company $300,000 and $200,000, respectively, as a partial reimbursement of expenses incurred by the Company in connection with due diligence and negotiations and related activities with respect to such potential business combination, which were terminated in March of 2023.

On September 15, 2023, XPDB withdrew $215,000 from the Trust Account to pay federal income taxes.

On September 29, 2023, the Company entered into an Investment Agreement (the “Investment Agreement”) with Montana, Contemporary Amperex Technology Co., Limited (“CATL”), CATL US Inc., an affiliate of CATL (“CATL US”) and Contemporary Amperex Technology USA Inc. an affiliate of CATL (“CATL USA,” and, together with CATL US and CATL, the “CATL Parties”), pursuant to which the CATL Parties agreed, among other things, that they will not, directly or indirectly, (i) acquire any additional units of the Company following the consummation of its proposed Business Combination with Montana, (ii) seek election to, or to place a representative on, Montana’s board of managers or the board of directors of the Combined Company, or (iii) acquire any securities of the Combined Company if, following such acquisition, the CATL Parties and their affiliates would hold, in the aggregate, an interest in the Combined Company of greater than 9.8% on either an economic or voting basis (the “CATL Ownership Limit”). In the event the CATL Parties and their affiliates exceed the CATL Ownership Limit, the CATL Parties have agreed, following written notice from the Combined Company, to divest within five business days such number of Combined Company securities as shall be necessary to cause the CATL Ownership Limit not to be exceeded. In addition, at any time the CATL Ownership Limit is exceeded, the CATL Parties have agreed to vote any voting power they hold in excess of 9.8% in accordance with the recommendation of the board of directors of the Combined Company.

The CATL Parties agreed that they will not, and will cause their affiliates not to, access, obtain, or seek to access or obtain Montana or the Combined Company’s trade secrets, know-how, or other confidential, proprietary, or competitively sensitive information (excluding any such information that Montana is obligated to provide to CATL US, CAMT, or CAMT’s subsidiaries pursuant to that certain Amended and Restated Joint Venture Agreement for CAMT, dated as of September 29, 2023, by and among Montana, CAMT Climate Solutions, Ltd. and CATL US), including by reverse engineering, or seeking to reverse engineer, any of Montana’s products.

Montana has agreed to use its reasonable best efforts to assist CATL USA in selling, prior to the consummation of the Business Combination, units of Montana representing at least 2% of Montana’s issued and outstanding units at a price per unit that is not materially lower than the price per unit implied by the valuation of Montana in connection with the Business Combination. In so assisting CATL USA, Montana is not obligated to incur any expenses or grant any concessions, nor is it obligated to prioritize any sale by CATL USA over its own capital raising or financing activities.

The Investment Agreement contains customary representations and warranties and may be terminated only with the written consent of the parties thereto.

Note 10 — Subsequent Events

Management has evaluated subsequent events and transactions that occurred after the balance sheet date through the date the financial statements are available for issuance. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.